EQUITY - Allocation of interim dividend and interest on equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY
IOE, Gross amount	R$ 2,586,000	R$ 2,075,000	R$ 2,735,000
IOE, Net Value	2,198,100
IOE and Dividends, Total Gross Amount	3,901,731
IOE and Dividends, Net Value	3,590,481
Reversal of unclaimed dividends and interest on equity	139,766	R$ 167,449
02/25/2022
EQUITY
IOE, Gross amount	(180,000)
IOE, Net Value	R$ 153,000
IOE, Amount per Share, Net	R$ 0.091286
03/31/2022
EQUITY
IOE, Gross amount	R$ (250,000)
IOE, Net Value	R$ 212,500
IOE, Amount per Share, Net	R$ 0.126898
04/29/2022
EQUITY
IOE, Gross amount	R$ (150,000)
IOE, Net Value	R$ 127,500
IOE, Amount per Share, Net	R$ 0.076179
06/30/2022
EQUITY
IOE, Gross amount	R$ (480,000)
IOE, Net Value	R$ 408,000
IOE, Amount per Share, Net	R$ 0.244216
08/31/2022
EQUITY
IOE, Gross amount	R$ (300,000)
IOE, Net Value	R$ 255,000
IOE, Amount per Share, Net	R$ 0.152788
12/29/2022
EQUITY
IOE, Gross amount	R$ (715,000)
IOE, Net Value	R$ 607,750
IOE, Amount per Share, Net	R$ 0.365332
Dividends, Gross Amount	R$ 1,000,000
Dividends, Net Value	R$ 1,000,000
Dividends, Amount per Share, Net	R$ 0.601122
2/28/2023
EQUITY
IOE, Gross amount	R$ (106,000)
IOE, Net Value	R$ 90,100
IOE, Amount per Share, Net	R$ 0.054206
03/31/2023
EQUITY
IOE, Gross amount	R$ (290,000)
IOE, Net Value	R$ 246,500
IOE, Amount per Share, Net	R$ 0.148347
05/31/2023
EQUITY
IOE, Gross amount	R$ (320,000)
IOE, Net Value	R$ 272,000
IOE, Amount per Share, Net	R$ 0.163864
07/31/2023
EQUITY
IOE, Gross amount	R$ (405,000)
IOE, Net Value	R$ 344,250
IOE, Amount per Share, Net	R$ 0.207620
08/31/2023
EQUITY
IOE, Gross amount	R$ (265,000)
IOE, Net Value	R$ 225,250
IOE, Amount per Share, Net	R$ 0.135975
09/22/2023
EQUITY
IOE, Gross amount	R$ (200,000)
IOE, Net Value	R$ 170,000
IOE, Amount per Share, Net	R$ 0.102623
10/23/2023
EQUITY
IOE, Gross amount	R$ (150,000)
IOE, Net Value	R$ 127,500
IOE, Amount per Share, Net	R$ 0.076989
04/13/2023
EQUITY
Dividends, Gross Amount	R$ 826,731
Dividends, Net Value	R$ 826,731
Dividends, Amount per Share, Net	R$ 0.497538
12/14/2023 [Member]
EQUITY
IOE, Gross amount	R$ (850,000)
IOE, Net Value	R$ 722,500
IOE, Amount per Share, Net	R$ 0.437194